Cash and Bank Balances (Details) - Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows [Line Items]
Cash on hand	$ 136,522	$ 22,648	$ 161,264
Bank balances	1,133,132	3,094,439	2,493,687
Gross total of cash and cash equivalents	1,269,654	3,117,087	2,654,951
Less: bank overdrafts	(5,231)	(3,756)	(4,327)
Cash and cash equivalents	$ 1,264,423	$ 3,113,331	$ 2,650,624